Principal Funds, Inc.
Supplement dated March 16, 2018
to the Statement of Additional Information dated December 31, 2017
(as supplemented on January 30, 2018)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
Under Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks, delete the last sentence of the first paragraph and replace with the following:
In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the acquisition price the Funds pay to the seller of the securities.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS
In the Officers of the Fund section, delete references to Greg Reymann.
Delete the row relating to Teri R. Root from the Officers of the Fund table, and replace with the following:

Name, Address and Year of Birth	Position(s) Held with Fund and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years** (unless noted otherwise)
Teri R. Root Des Moines, IA 50392 1979	Chief Compliance Officer (since 2018) Interim Chief Compliance Officer (2018) Deputy Chief Compliance Officer (2015 - 2018)	Deputy Chief Compliance Officer, PGI (since 2017) Vice President and Chief Compliance Officer, PMC (2015-2017) Compliance Officer, PMC (2010-2013) Vice President, PSS (since 2015)

PRICING OF FUND SHARES
Delete the last sentence of the sixth paragraph and replace with the following:
If the Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
Delete the last sentence of the seventh paragraph and replace with the following:
It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor is authorized to make such determinations subject to the oversight of the Board as may from time to time be necessary.

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